Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of lease receivable and lease obligation
	Lease Receivable	Lease Obligation
Balance, April 1, 2021	$396	$1,741
Addition	-	149
Interest accrual	15	72
Interest received or paid	(15)	(72)
Principal repayment	(217)	(637)
Foreign exchange impact	3	10
Balance, March 31, 2022	$182	$1,263
Interest accrual	4	43
Interest received or paid	(4)	(43)
Principal repayment	(172)	(597)
Foreign exchange impact	(10)	(83)
Balance, March 31, 2023	$-	$583
Less: current portion	-	(269)
Non-current portion	$-	$314

Schedule of reconciliation of company undiscounted cash flows to present value
Lease Obligation
Within 1 year	$283
Between 2 to 5 years	332
Total undiscounted amount	615
Less future interest	(32)
Total discounted amount	$583
Less: current portion	(269)
Non-current portion	$314